RELATED PARTIES	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 14 — RELATED PARTIES

Due to Stockholder

Mr. Lucatz was paid through a consulting agreement effective as of August 2009 that we entered into with D.L. Capital Ltd. (our controlling shareholder which is controlled by Mr. Lucatz). Under the consulting agreement, we paid D.L. Capital Ltd. through August 2011 management fees of 50 NIS (approximately $14) on a monthly basis, and covered other expenses in a sum of 10 NIS (approximately $3) per month. As of October 1, 2011, the costs of the consulting fee and/or salary were adjusted and increased by 10 NIS so the monthly salary/consulting management fee was 60 NIS (approximately $17).

In November 2012, entities controlled by Mr. Lucatz reached agreements with each of Micronet and the Company for the provision of management and consulting services to Micronet and the Company, respectively. On November 7, 2012, the board of directors and the audit committee of Micronet approved the entry into a management and consulting services agreement with D.L. Capital Ltd., which provides that effective November 1, 2012 Mr. Lucatz will devote 60% of his time to Micronet matters for the three year term of the agreement and that Micronet will pay the entities controlled by Mr. Lucatz management fees of NIS 65 (approximately $16) on a monthly basis, and cover other monthly expenses. Such agreement was further subject to the approval of Micronet’s shareholders, which was obtained at a special meeting held on January 30, 2013 for that purpose and went into effect following its execution on February 8, 2013. On November 26, 2012, D.L. Capital Ltd. entered into a management and consulting services agreement with the Company, effective November 1, 2012, which provides that we will pay the entities controlled by Mr. Lucatz: (i) management fees of $13 on a monthly basis, and cover other monthly expenses, (ii) an annual bonus of 3% of the amount by which the annual EBITDA for such year exceeds the average annual EBITDA for 2011 and 2010, and (iii) a one-time bonus of 0.5% of the purchase price of any acquisition or capital raising transaction, excluding the public offering contemplated at such time, completed by us during the term of the agreement.

Transactions with related parties

	Year ended December 31,
	2012	2011
Consulting fee paid to controlling shareholder	$252	$293